Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (loss)/income	$ (439,336)	$ (652,728)	$ 1,066,375
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in (income)/loss of subsidiaries	(129,598)	652,792	(1,066,375)
Prepaid expenses and other current asset, net	(1,487,778)
Net cash used in operating activities	(2,056,712)	64
Loan to third party	(160,000)
Net cash provided by investing activities	(160,000)
Loan to subsidiaries	(3,888,998)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	5,356,417
Proceeds from Convertible bonds	999,957
Net cash provided by financing activities	2,467,376
Net increase/decrease in cash	250,664	64
Cash at beginning of year	64
Cash at end of year	$ 250,728	$ 64